Initial Public Offering (Details)	Dec. 15, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Number of units issued	41,400,000
Purchase price, per unit | $ / shares	$ 10.00
Initial Public Offering. | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	1
Percentage of warrant in each unit in initial public offering	0.33%
Number of redeemable warrants	1
Exercise price of warrants | $ / shares	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	5,400,000
Purchase price, per unit | $ / shares	$ 10.00